Segment Information - Schedule of Revenues by Market Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 19,374,904	$ 510,624	$ 246,053
EPI
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	10,552,059	96,799	6,896
Private Pay
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	349,083	268,821	220,217
Export
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 8,473,762	$ 145,004	$ 18,940